Summary of Financial Instruments At Fair Value (Details)	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial assets at amortized cost
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial classification	FVTPL
Gold linked loan [Member]
IfrsStatementLineItems [Line Items]
Financial classification	FVTPL
Account Receivable [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial assets at amortized cost
Long Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial classification	FVTOCI
Accounts Payables And Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial liabilities at amortized cost
Lease Obligation [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial liabilities at amortized cost
Derivative Liability [Member]
IfrsStatementLineItems [Line Items]
Financial classification	FVTPL
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial liabilities at amortized cost
Embedded Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial classification	FVTPL
Government Loan [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial liabilities at amortized cost
Bank Loan [Member]
IfrsStatementLineItems [Line Items]
Financial classification	Financial liabilities at amortized cost